CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Assets
Property and equipment (Notes 2, 9 and 21)	₱ 287,103	₱ 292,745
Right-of-use assets (Note 10)	32,717	28,863
Investments in associates and joint ventures (Note 11)	50,308	51,546
Financial assets at fair value through profit or loss (Note 27)	578	432
Debt instruments at amortized cost - net of current portion (Note 12)	395	596
Investment properties (Notes 13)	1,315	1,015
Goodwill and intangible assets (Note 14)	64,335	64,549
Deferred income tax assets – net (Note 7)	18,172	17,636
Derivative financial assets - net of current portion (Note 27)	96	81
Prepayments and other nonfinancial assets - net of current portion (Notes 2, 18, 24 and 25)	80,365	81,219
Contract assets – net of current portion (Note 5)	531	662
Other financial assets - net of current portion (Note 27)	3,481	3,489
Total Noncurrent Assets	539,396	542,833
Current Assets
Cash and cash equivalents (Note 15)	16,177	25,211
Short-term investments (Note 27)	391	383
Trade and other receivables (Note 16)	26,086	26,255
Inventories and supplies (Note 17)	3,340	3,568
Current portion of contract assets (Note 5)	1,387	1,571
Current portion of debt instruments at amortized cost (Note 12)	200
Current portion of prepayments and other nonfinancial assets (Notes 18 and 24)	13,215	15,364
Current portion of other financial assets (Notes 19 and 27)	320	206
Total current assets other than assets classified as held-for-sale	61,116	72,558
Assets classified as held-for-sale (Notes 9 and 10)	9,007	8,771
Total Current Assets	70,123	81,329
TOTAL ASSETS	609,519	624,162
Equity
Treasury stock (Note 19)	(6,505)	(6,505)
Capital in excess of par value (Note 19)	130,312	130,312
Retained earnings (Note 19)	22,020	18,799
Other comprehensive loss (Note 6)	(42,212)	(35,482)
Total Equity Attributable to Equity Holders of PLDT	105,218	108,727
Noncontrolling interests (Note 19)	5,168	5,234
TOTAL EQUITY	110,386	113,961
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion (Note 20)	243,152	217,288
Lease liabilities – net of current portion (Note 10)	41,625	31,958
Deferred income tax liabilities – net (Note 7)	165	204
Derivative financial liabilities - net of current portion (Note 27)	12	190
Customers' deposits (Note 27)	2,238	2,313
Pension and other employee benefits (Note 25)	5,661	1,745
Deferred credits and other noncurrent liabilities (Notes 5 and 21)	9,607	9,501
Total Noncurrent Liabilities	302,460	263,199
Current Liabilities
Accounts payable (Note 22)	81,014	105,187
Accrued expenses and other current liabilities (Notes 23 and 26)	88,750	93,545
Current portion of interest-bearing financial liabilities (Note 20)	11,646	32,292
Current portion of lease liabilities (Note 10)	5,921	10,477
Dividends payable (Note 19)	1,912	1,821
Current portion of derivative financial liabilities (Note 27)	1,021	960
Income tax payable	4,630	982
Total current liabilities other than liabilities classified as held-for-sale	194,894	245,264
Liabilities associated with assets classified as held-for-sale	1,779	1,738
Total Current Liabilities	196,673	247,002
TOTAL LIABILITIES	499,133	510,201
TOTAL EQUITY AND LIABILITIES	609,519	624,162
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	₱ 1,093	₱ 1,093